Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Warrants [Abstract]
Schedule of Assumptions of Investors' Warrants	The Company used the following assumptions to estimate the Investors' warrants:
	December 31,
	2023	2022	2021

Risk-free interest rate (1)	-	-	0.19%
Expected volatility (2)	-	-	60.83-62.46%
Contractual term life (in years) (3)	-	-	0.63-0.68
Dividend yield (4)	-	-	0%
(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
(2)	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the contractual term of the option.
(3)	Expected life - the expected life was based on the expiration date of the warrants.
(4)	Dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.